Paul, Hastings, Janofsky & Walker LLP

Twenty-Fourth Floor

55 Second Street

San Francisco, CA  94105-3441

telephone 415-856-7000

facsimile 415-856-7100

www.paulhastings.com

(415) 856-7007

davidhearth@paulhastings.com

September 16, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:                               Matthews International Funds — File Nos. 33-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The Amendment is being filed to seek review of disclosure with respect to a new series of the Trust, which has been designated the Matthews China Dividend Fund.  The Amendment also reflects certain other changes, including a change in the name of the Matthews Asia Pacific Equity Income Fund to the Matthews Asia Dividend Fund.  Changes from the prior post-effective amendment have been marked.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL, HASTINGS, JANOFSKY & WALKER LLP